Stock compensation expense (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Weighted-Average Assumptions
Following are the weighted average assumptions utilized in the valuation of grants issued:

	Year ended December 31
	2020	2019	2018
Volatility	38.0%	31.1%	31.1%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	6.1	7.0	7.2
Risk free rate	0.8%	2.5%	2.7%

Summary of Stock Option Activity
During the six months ended June 30, 2021, the Company had the following stock option activity:

	Number of Stock Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value ($)

Outstanding as of December 31, 2020	4,447,546	$3.17	8.5	$51,186
Granted	769,500	4.25	9.5
Exercised	(524,875)	2.61	7.52
Cancelled or forfeited	(119,643)	3.79	8.5
Outstanding as of June 30, 2021	4,572,528	$3.40	8.25	$237,993

Options exercisable as of June 30, 2021	1,430,618	$2.67	7.73	$75,505

During the year ended December 31, 2020, the Company had the following stock option activity:

	Number of Stock Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value ($)
Outstanding as of December 31, 2017	448,440	$0.14	8.20	$26,916
Granted	360,912	0.17	9.26
Exercised	(41,058)	0.15	8.79
Cancelled or forfeited	(82,973)	0.14	8.80
Outstanding as of December 31, 2018	685,321	$0.15	8.65	$44,648

Options exercisable as of December 31, 2018	172,085	$0.14	8.43	$12,660

Outstanding as of December 31, 2018	685,321	0.15	8.65
Granted	3,355,730	2.97	9.14
Exercised	(201,196)	0.68	8.06
Cancelled or forfeited	(315,660)	2.26	8.71
Outstanding as of December 31, 2019	3,524,195	$2.62	8.96	$4,734,928

Options exercisable as of December 31, 2019	591,888	$1.11	7.98	$1,684,495

Outstanding as of December 31, 2019	3,524,195	2.62	8.96
Granted	1,594,720	4.25	9.57
Exercised	(216,641)	1.90	7.67
Cancelled or forfeited	(454,728)	3.26	8.45
Outstanding as of December 31, 2020	4,447,546	$3.17	8.50	$51,185,926

Options exercisable as of December 31, 2020	1,736,209	$2.24	7.81	$21,606,639

Summary of Nonvested Restricted Stock Awards
During the six months ended June 30, 2021, the Company had the following nonvested RSA activity:

	Number of RSAs	Average Grant Date Fair Value ($)
Nonvested at December 31, 2020	258,862	$3.12
Granted	—	—
Exercised	(71,761)	2.19
Cancelled or Forfeited	—	—
Nonvested at June 30, 2021	187,101	$3.48

Following is activity for nonvested RSAs:

	Number of RSAs	Average Grant Date Fair Value ($)
Nonvested at December 31, 2017	224,010	$0.14
Granted	10,000	0.14
Exercised	(78,420)	0.14
Cancelled or Forfeited	—	—
Nonvested at December 31, 2018	155,590	0.14
Granted	346,737	2.17
Exercised	(89,897)	0.96
Cancelled or Forfeited	—	—
Nonvested at December 31, 2019	412,430	$2.81
Granted	—	—
Exercised	(153,568)	2.30
Cancelled or Forfeited	—	—
Nonvested at December 31, 2020	258,862	$3.12